Aptus Collared Investment Opportunity ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%		Shares	Value
Basic Materials - 2.2%
Freeport-McMoRan, Inc. (a)		98,449	$4,470,569
Linde plc (a)		34,878	15,817,173
Sherwin-Williams Company (a)		13,668	4,794,735
			25,082,477

Communications - 13.1%
Alphabet, Inc. - Class C (a)		263,808	45,678,355
Amazon.com, Inc. (a)(b)		222,672	41,635,211
Comcast Corporation - Class A (a)		108,846	4,492,074
Meta Platforms, Inc. - Class A (a)		53,316	25,316,036
Motorola Solutions, Inc.		22,250	8,875,970
Netflix, Inc. (a)(b)		12,020	7,552,767
T-Mobile US, Inc. (a)		62,670	11,423,488
Walt Disney Company (a)		44,497	4,168,924
			149,142,825

Consumer, Cyclical - 8.3%
Costco Wholesale Corporation (a)		13,322	10,950,684
Lowe's Companies, Inc. (a)		55,341	13,586,769
Marriott International, Inc. - Class A (a)		48,016	10,914,037
McDonald's Corporation (a)		40,775	10,821,685
PulteGroup, Inc. (a)		75,408	9,953,856
Tesla, Inc. (a)(b)		67,492	15,662,869
TJX Companies, Inc. (a)		87,513	9,890,719
Walmart, Inc. (a)		181,355	12,448,207
			94,228,826

Consumer, Non-cyclical - 16.8%
Abbott Laboratories (a)		82,517	8,741,851
AbbVie, Inc. (a)		45,944	8,514,342
Altria Group, Inc. (a)		131,733	6,456,234
Amgen, Inc. (a)		14,850	4,937,180
Automatic Data Processing, Inc.		12,472	3,275,397
Cintas Corporation		13,209	10,090,884
Eli Lilly & Company (a)		19,494	15,678,439
Intuitive Surgical, Inc. (b)		17,415	7,742,883
Johnson & Johnson (a)		66,233	10,454,879
Mckesson Corporation		19,648	12,123,209
Merck & Company, Inc. (a)		64,909	7,343,155
Mondelez International, Inc. - Class A (a)		122,308	8,359,752
PepsiCo, Inc. (a)		83,579	14,431,586
Pfizer, Inc. (a)		140,950	4,304,613
Procter & Gamble Company (a)		87,112	14,004,125
Stryker Corporation (a)		56,725	18,574,601
Thermo Fisher Scientific, Inc. (a)		24,347	14,932,989
UnitedHealth Group, Inc. (a)		25,431	14,652,325
Vertex Pharmaceuticals, Inc. (b)		12,074	5,985,323
			190,603,767

Energy - 3.7%
Devon Energy Corporation		150,467	7,076,463
Diamondback Energy, Inc. (a)		49,472	10,008,680
Exxon Mobil Corporation (a)		185,408	21,987,535
Schlumberger NV (a)		67,038	3,237,265
			42,309,943

Financial - 14.0%
Bank of America Corporation (a)		268,517	10,823,920
Berkshire Hathaway, Inc. - Class B (a)(b)		44,576	19,546,576
BlackRock, Inc. (a)		14,466	12,679,449
Citigroup, Inc. (a)		107,644	6,983,943
Digital Realty Trust, Inc.		45,870	6,857,106
Intercontinental Exchange, Inc. (a)		54,305	8,230,466
JPMorgan Chase & Company (a)		99,253	21,121,038
Marsh & McLennan Companies, Inc. (a)		48,331	10,757,031
Morgan Stanley (a)		104,364	10,771,409
Progressive Corporation (a)		77,995	16,700,289
Prologis, Inc. (a)		89,928	11,335,424
Public Storage (a)		17,310	5,122,375
Visa, Inc. - Class A (a)		70,738	18,792,965
			159,721,991

Industrial - 7.4%
Caterpillar, Inc. (a)		54,140	18,743,268
CSX Corporation (a)		350,172	12,291,037
Deere & Company (a)		17,275	6,425,954
Eaton Corporation plc		20,548	6,262,825
FedEx Corporation (a)		35,911	10,854,100
Honeywell International, Inc. (a)		49,170	10,067,557
Lockheed Martin Corporation		36,118	19,573,067
			84,217,808

Technology - 30.9%(c)
Accenture plc - Class A (a)		38,308	12,665,391
Adobe, Inc. (a)(b)		11,080	6,112,282
Advanced Micro Devices, Inc. (b)		39,912	5,766,486
Analog Devices, Inc. (a)		48,382	11,194,627
Apple, Inc. (a)		354,670	78,765,113
Applied Materials, Inc. (a)		87,510	18,569,622
Broadcom, Inc. (a)		142,032	22,821,702
Fiserv, Inc. (a)(b)		61,088	9,992,164
Intuit, Inc. (a)		18,905	12,238,152
Microsoft Corporation (a)		182,967	76,544,244
NVIDIA Corporation (a)		599,239	70,122,948
ServiceNow, Inc. (a)(b)		24,331	19,814,923
Tyler Technologies, Inc. (b)		11,971	6,800,845
			351,408,499

Utilities - 2.4%
Duke Energy Corporation		68,458	7,480,406
NextEra Energy, Inc. (a)		109,231	8,344,156
Southern Company (a)		139,697	11,667,493
			27,492,055
TOTAL COMMON STOCKS (Cost $878,324,905)			1,124,208,191

PURCHASED OPTIONS - 0.9%(d)(e)	Notional Amount	Contracts
Put Options - 0.9%			$–
S&P 500 Index, Expiration: 09/20/2024; Exercise Price: $5,350.00 (f)	$1,132,071,500	2,050	10,588,250
TOTAL PURCHASED OPTIONS (Cost $6,810,077)			10,588,250

SHORT-TERM INVESTMENTS - 0.5%		Shares Shares
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 5.20% (g)		5,215,421	5,215,421
TOTAL SHORT-TERM INVESTMENTS (Cost $5,215,421)			5,215,421

TOTAL INVESTMENTS - 100.2% (Cost $890,350,403)			1,140,011,862
Liabilities in Excess of Other Assets - (0.2)%			(2,018,401)
NET ASSETS - 100.0%			$1,137,993,461

Percentages are stated as a percent of net assets.

(a)	All or part of this security is held as collateral for written options. At July 31, 2024, the total value of securities held as collateral amounted to $568,124,933 or 49.9% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f) (g)	Held in connection with written options contracts. See Schedule of Written Options for further information. The rate shown represents the 7-day effective yield as of July 31, 2024.

Aptus Collared Investment Opportunity ETF Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Abbott Laboratories, Expiration: 08/16/2024; Exercise Price: $116.00	$(8,475,200)	(800)	$(4,400)
AbbVie, Inc., Expiration: 08/16/2024; Exercise Price: $190.00	(7,412,800)	(400)	(52,200)
Accenture plc – Class A, Expiration: 08/16/2024; Exercise Price: $360.00	(11,571,700)	(350)	(22,750)
Analog Devices, Inc.		0	–
Expiration: 08/16/2024; Exercise Price: $220.00	(5,553,120)	(240)	(330,000)
Expiration: 08/16/2024; Exercise Price: $255.00	(5,321,740)	(230)	(10,925)
BlackRock, Inc., Expiration: 08/16/2024; Exercise Price: $900.00	(12,271,000)	(140)	(90,300)
Caterpillar, Inc., Expiration: 08/09/2024; Exercise Price: $400.00	(17,310,000)	(500)	(28,000)
Cintas Corporation, Expiration: 08/16/2024; Exercise Price: $770.00	(9,931,220)	(130)	(90,350)
Deere & Company, Expiration: 08/09/2024; Exercise Price: $410.00	(6,323,660)	(170)	(4,335)
Eli Lilly & Company, Expiration: 08/16/2024; Exercise Price: $1,000.00	(12,064,050)	(150)	(12,000)
FedEx Corporation, Expiration: 08/16/2024; Exercise Price: $325.00	(9,067,500)	(300)	(8,700)
Intuit, Inc., Expiration: 08/16/2024; Exercise Price: $710.00	(11,652,300)	(180)	(21,150)
Intuitive Surgical, Inc., Expiration: 08/16/2024; Exercise Price: $480.00	(7,558,370)	(170)	(18,700)
JPMorgan Chase & Company, Expiration: 08/30/2024; Exercise Price: $230.00	(19,152,000)	(900)	(28,350)
Linde plc, Expiration: 08/16/2024; Exercise Price: $485.00	(13,605,000)	(300)	(33,000)
Lockheed Martin Corporation, Expiration: 08/16/2024; Exercise Price: $555.00	(9,212,640)	(170)	(59,925)
Marriott International, Inc. – Class A, Expiration: 08/16/2024; Exercise Price: $260.00	(9,092,000)	(400)	(16,000)
McDonald's Corporation, Expiration: 08/30/2024; Exercise Price: $285.00	(10,616,000)	(400)	(40,200)
Meta Platforms, Inc. – Class A, Expiration: 08/02/2024; Exercise Price: $575.00	(23,741,500)	(500)	(22,750)
Progressive Corporation, Expiration: 08/16/2024; Exercise Price: $230.00	(14,988,400)	(700)	(31,500)
PulteGroup, Inc., Expiration: 08/30/2024; Exercise Price: $150.00	(6,600,000)	(500)	(31,250)
Tesla, Inc., Expiration: 08/16/2024; Exercise Price: $275.00	(15,084,550)	(650)	(36,075)
Thermo Fisher Scientific, Inc., Expiration: 08/16/2024; Exercise Price: $650.00	(12,266,800)	(200)	(26,000)
T-Mobile US, Inc., Expiration: 08/16/2024; Exercise Price: $195.00	(8,202,600)	(450)	(18,450)
UnitedHealth Group, Inc., Expiration: 08/16/2024; Exercise Price: $630.00	(14,404,000)	(250)	(22,250)
Vertex Pharmaceuticals, Inc., Expiration: 08/16/2024; Exercise Price: $520.00	(4,957,200)	(100)	(53,750)
Total Call Options			(1,113,310)

Put Options - (0.2)%
S&P 500 Index, Expiration: 09/20/2024; Exercise Price: $4,850.00	(1,132,071,500)	(2,050)	(2,265,250)
TOTAL WRITTEN OPTIONS (Premiums received $3,535,708)			$(3,378,560)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Aptus Collared Investment Opportunity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,124,208,191	$–	$–	$1,124,208,191
Purchased Options	–	10,588,250	–	10,588,250
Money Market Funds	5,215,421	–	–	5,215,421
Total Investments	$1,129,423,612	$10,588,250	$–	$1,140,011,862

Liabilities:
Investments:
Written Options	$–	$(3,378,560)	$–	$(3,378,560)
Total Investments	$–	$(3,378,560)	$–	$(3,378,560)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.